Earnings Per Share - Schedule of Components of Basic Earnings Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic Earnings Per Share [Abstract]
Profit attributable to owners of the Parent	₩ 13,319	₩ 657
Weighted average outstanding shares of common shares	6,948,900	6,948,900
Basic earnings per share	₩ 1,917	₩ 95